CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable reserve for uncollectible accounts	$ 2	$ 2
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,000,000,000
Common stock, shares issued (in shares)	128,509,000
Common stock, shares outstanding (in shares)	128,509,000
PPL Energy Supply LLC [Member]
Accounts receivable reserve for uncollectible accounts		$ 2	$ 21